BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

The financial statements as of and for the years ended December 31, 2024 and 2023 have been prepared on a consolidated basis.

These consolidated financial statements have been prepared on a going concern basis in conformity with International Financial Reporting Standards (“IFRS Accounting Standards”), as issued by the International Accounting Standards Board (“IASB”).

The legal entities which comprise the consolidated financial statements and its investments in joint ventures accounted for using the equity method are as follows:

	Country of	Ownership Interest
Name	incorporation	12/31/2024	12/31/2023
SCHMID Group N.V.	Netherlands	—%	—%
Gebr. SCHMID GmbH	Germany	100%	—%
SCHMID Systems, Inc.	USA	100%	100%
SCHMID Singapore Pte. Ltd.	Singapore	90%	90%
SCHMID Korea Co., Ltd	South Korea	100%	100%
SCHMID Asia Ltd.	Hong Kong	100%	100%
SCHMID Technology Guangdong Co., Ltd.	China	100%	76%
SCHMID China Ltd.	Hong Kong	100%	100%
SCHMID Shenzhen Ltd.	China	100%	100%
SCHMID (Kunshan) Co., Ltd.	China	100%	100%
SCHMID Taiwan Ltd.	Taiwan	86%	86%
SCHMID Automation (Zhuhai) Co., Ltd.	China	100%	100%
SCHMID Solar (Shenzhen) Ltd.	China	100%	100%
SCHMID Trading (Zhongshan) Co. Ltd.	China	100%	100%
Pegasus Digital Mobility Acquisition Corp.	Cayman Islands	100%	—%
SCHMID Asia Pacific Sdn. Bhd	Malaysia	100%	—%
Equity method investees
Advanced Energy Storage Systems Investment Company (AES)	Saudi Arabia	—%	51%
SCHMID Avaco Korea, Co. Ltd.	South Korea	50%	50%
SCHMID Energy Systems GmbH (SES)	Germany	49%	—%

As of January 1, 2024, Gebr. SCHMID GmbH acquired the remaining shares in SES and disposed of the shares in AES. As a result, SES was a wholly owned subsidiary of Gebr. SCHMID GmbH during 2024. As of December 30, 2024 Gebr. SCHMID GmbH sold part of the shares in SES, resulting in the loss of control over SES. Accordingly, as of December 31, 2024, SES is accounted for using the equity method. For further details on both transactions see note 35. Equity method investments.

SCHMID presents its consolidated financial statements in Euros which is the Company’s presentation currency. All amounts are presented in thousands of Euros (“€ thousand”), unless otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reﬂect the absolute ﬁgures.

The consolidated financial statements of SCHMID were authorized for issuance by the management board on January 31, 2026.

Intra-reporting entity transactions and balances

Intra-SCHMID balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-SCHMID transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of SCHMID’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currency

The consolidated financial statements are presented in Euro. The Company’s foreign entities identified that the local currency is their functional currency and therefore the financial statements of these entities are translated to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component in the consolidated statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income and other expenses, as appropriate, in the consolidated statements of profit or loss for the period.

Going Concern

Basis of preparation

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. In assessing going concern, management considered the Group’s liquidity, forecast cash flows and financing requirements for at least twelve months from the date these financial statements are authorized for issue and updated the assessment for events and circumstances occurring after the reporting date through the authorization date.

Events and conditions

During 2025, order intake and sales remained below expectations, resulting in negative operating results and cash flows. In addition, during the first three quarters of 2025 the Group was initially unable to generate significant cash inflows through equity or debt measures and, absent mitigating actions, may have been unable to meet certain near-term obligations, including a EUR 23.5 million payment related to the de-SPAC transaction.

Post reporting date measures

Subsequent to December 31, 2024, the Group implemented measures to strengthen liquidity and reduce near term obligations, including: (i) a €5 million shareholder debt waiver received in September 2025; (ii) a debt for equity set off with XJ Harbour HK Limited in November 2025; (iii) a secured two tranche term loan facility of up to €10 million, with €2.5 million disbursed on December 18, 2025; and (iv) in January 2026, the conclusion of an Investment Agreement for the issuance of USD 30.0 million senior convertible notes and warrants structured in two tranches of USD 15.0 million each. The first USD 15.0 million was funded in January 2026. The second USD 15.0 million tranche is to be funded upon the effectiveness of a registration statement covering the resale of the underlying shares (the Registration Statement).

Uncertainties

Management’s going concern assessment is most sensitive to the following financing related uncertainties that could materially impact liquidity in the next twelve months:

●	Registration conditioned funding of the second USD 15.0 million tranche. Under the Investment Agreement, the “Second Closing” (funding of the second USD 15.0 million tranche of notes and warrants) occurs on the second Trading Day after the Registration Statement Effective Date, i.e., the first date the SEC declares effective a registration statement covering the resale of all shares issuable upon conversion of the notes and exercise of the warrants. If the registration statement is not effective, the Group will not receive the second USD 15.0 million tranche.
●	Failure to achieve effectiveness by June 30, 2026 triggers mandatory cash payments. If the Registration Statement is not declared effective by June 30, 2026, a mandatory redemption event occurs requiring the Company to pay USD 2.0 million in cash and USD 2.0 million per month thereafter until cured. Non-payment of any such amount constitutes a default that may lead to acceleration of all amounts outstanding under the notes.
●	Past due bridge note to Validus and ongoing dispute. As of December 31, 2025, a USD 2.35 million promissory note issued to Validus matured on June 13, 2025, and remains unpaid; under the note, non-payment continuing for five business days is an event of default and default rate interest applies from the due date. The Company is in an ongoing legal dispute with Validus regarding this instrument. Adverse outcomes or enforcement actions could require immediate cash settlement and further constrain liquidity during the look forward period.

Management’s plans and assumptions

Management’s forecasts assume continued execution of the operating plan and that the Registration Statement becomes effective on a timeline that (i) permits funding of the second USD 15.0 million tranche and (ii) avoids the mandatory cash payments described above.  The forecasts also reflect the effect of the other measures described above (e.g., shareholder waiver, debt for equity set off and term loan draw) and appropriately considers the status of the Validus matter.

Material uncertainty related to going concern

There is a material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore that it may be unable to realize its assets and discharge its liabilities in the normal course of business.  Specifically: (a) if the Registration Statement is not declared effective, the Group will not receive the second USD 15.0 million tranche; (b) if the  Registration Statement is not declared effective by June 30, 2026, the Group will be required to make USD 2.0 million cash payments (initially within 15 business days and then monthly) until cured, and failure to make such payments may result in acceleration of the notes; and (c)  the degree to which the operating plan will ultimately be achieved.

Conclusion

Taking into account the measures implemented and the assumptions described above, management believes it will be able to fulfill the condition for obtaining the second USD 15 million tranche and meet its operating plan and concluded that the going concern basis of accounting remains appropriate in the preparation of these financial statements. These consolidated financial statements do not include any adjustments that might result if the Group were unable to continue as a going concern.